Document and Entity Information	Sep. 27, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 27, 2024
Entity Registrant Name	OFFSHORE PETROLEUM INVESTMENT PARTNERSHIP
Entity Incorporation State Country Code	DE
Entity File Number	0-13546
Entity Tax Identification Number	41-1464066
Entity Address Address Line 1	2000 W. Sam Houston Pkwy. S.
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77042-3643
City Area Code	713
Local Phone Number	296-6000
Entity Information Former Legal Or Registered Name	Apache Offshore Investment Partnership
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000727538
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	2000 Post Oak Boulevard
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77056-4400